Long Term Liabilities to Banks and Others (Tables)	12 Months Ended
Dec. 31, 2019
Long Term Liabilities to Banks and Others [Abstract]
Schedule of long term liabilities to banks and others composition
Interest rate	Currency	Long-term liabilities	Current maturities	Long-term liabilities net of current maturities	Total long-term liabilities net of current maturities
%		December 31, 2019			December 31, 2018

2.06-5.5	NIS (Unlinked)	225,103	64,060	$161,043	$137,697
Libor +2.2	NIS Linked to USD	1,823	804	1,019	1,830
		226,926	64,864	$162,062	$139,527

Schedule of long term liabilities to banks and others maturity dates
	December 31,
	2019	2018
First year (current maturities)	$64,864	$66,289
Second year	50,460	47,731
Third year	47,733	33,893
Fourth year	38,784	30,776
Fifth year and thereafter	25,085	27,127
	$226,926	$205,816